Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Employee Benefits Payable

Composition	12/31/2025	12/31/2024	12/31/2023
Salaries	572,104,236	627,279,186	541,002,464
Compensations and bonuses to employees	200,840,123	110,537,549	95,544,797
Payroll taxes	146,295,200	156,048,593	136,445,213
Employee services	35,036,342	31,527,686	24,839,711

Total	954,275,901	925,393,014	797,832,185